11.30 Fidelity Advisor Equity Growth Fund - AMCIZ PRO-07 | Fidelity Advisor® Equity Growth Fund
Fund Summary Fund/Class: Fidelity Advisor® Equity Growth Fund/A, M, C, I, Z
Investment Objective
The fund seeks capital appreciation.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 29 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see “Sales Charge Waiver Policies Applied by Certain Intermediaries” in the “Appendix” section of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity Advisor® Equity Growth Fund} - 11.30 Fidelity Advisor Equity Growth Fund - AMCIZ PRO-07 - Fidelity Advisor® Equity Growth Fund	Fidelity Advisor Equity Growth Fund-Class A		Fidelity Advisor Equity Growth Fund-Class M		Fidelity Advisor Equity Growth Fund-Class C		Fidelity Advisor Equity Growth Fund - Class I	Fidelity Advisor Equity Growth Fund-Class Z Equity
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none		none	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]	none	none
[1]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity Advisor® Equity Growth Fund} - 11.30 Fidelity Advisor Equity Growth Fund - AMCIZ PRO-07 - Fidelity Advisor® Equity Growth Fund	Fidelity Advisor Equity Growth Fund-Class A	Fidelity Advisor Equity Growth Fund-Class M	Fidelity Advisor Equity Growth Fund-Class C	Fidelity Advisor Equity Growth Fund - Class I	Fidelity Advisor Equity Growth Fund-Class Z Equity
Management fee	0.54%	0.54%	0.54%	0.54%	0.54%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	none	none
Other expenses	0.24%	0.22%	0.25%	0.23%	0.09%
Total annual operating expenses	1.03%	1.26%	1.79%	0.77%	0.63%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity Advisor® Equity Growth Fund} - 11.30 Fidelity Advisor Equity Growth Fund - AMCIZ PRO-07 - Fidelity Advisor® Equity Growth Fund - USD ($)	Fidelity Advisor Equity Growth Fund-Class A	Fidelity Advisor Equity Growth Fund-Class M	Fidelity Advisor Equity Growth Fund-Class C	Fidelity Advisor Equity Growth Fund - Class I	Fidelity Advisor Equity Growth Fund-Class Z Equity
1 year	$ 674	$ 474	$ 282	$ 79	$ 64
3 years	884	736	563	246	202
5 years	1,111	1,017	970	428	351
10 years	$ 1,762	$ 1,819	$ 2,105	$ 954	$ 786

Hold Shares
Expense Example, No Redemption {- Fidelity Advisor® Equity Growth Fund} - 11.30 Fidelity Advisor Equity Growth Fund - AMCIZ PRO-07 - Fidelity Advisor® Equity Growth Fund - USD ($)	Fidelity Advisor Equity Growth Fund-Class A	Fidelity Advisor Equity Growth Fund-Class M	Fidelity Advisor Equity Growth Fund-Class C	Fidelity Advisor Equity Growth Fund - Class I	Fidelity Advisor Equity Growth Fund-Class Z Equity
1 Year	$ 674	$ 474	$ 182	$ 79	$ 64
3 Years	884	736	563	246	202
5 Years	1,111	1,017	970	428	351
10 Years	$ 1,762	$ 1,819	$ 2,105	$ 954	$ 786

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in equity securities.
  Normally investing primarily in common stocks.
  Investing in companies that Fidelity Management & Research Company (FMR) believes have above-average growth potential (stocks of these companies are often called "growth" stocks).
  Investing in domestic and foreign issuers.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  "Growth" Investing. "Growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit institutional.fidelity.com for more recent performance information.

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	16.36%	March 31, 2012
Lowest Quarter Return	-26.79%	December 31, 2008

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2017

Average Annual Total Returns{- Fidelity Advisor® Equity Growth Fund} - 11.30 Fidelity Advisor Equity Growth Fund - AMCIZ PRO-07 - Fidelity Advisor® Equity Growth Fund	Past 1 year	Past 5 years	Past 10 years	Since Inception	[1]	Inception Date
Fidelity Advisor Equity Growth Fund-Class A | Return Before Taxes	27.09%	15.40%	6.96%
Fidelity Advisor Equity Growth Fund-Class A | After Taxes on Distributions	23.61%	14.31%	6.44%
Fidelity Advisor Equity Growth Fund-Class A | After Taxes on Distributions and Sales	17.93%	12.32%	5.58%
Fidelity Advisor Equity Growth Fund-Class M | Return Before Taxes	29.82%	15.70%	7.00%
Fidelity Advisor Equity Growth Fund-Class C | Return Before Taxes	32.81%	15.90%	6.79%
Fidelity Advisor Equity Growth Fund - Class I | Return Before Taxes	35.20%	17.11%	7.93%
Fidelity Advisor Equity Growth Fund-Class Z Equity | Return Before Taxes	35.38%			15.02%		Aug. 13, 2013
Russell 3000® Growth Index(reflects no deduction for fees, expenses, or taxes)	29.59%	17.16%	9.93%
[1]	Since inception August 13, 2013.

11.30 Fidelity Advisor Equity Growth Fund - AMCIZ PRO-07 | Fidelity Advisor® Equity Growth Fund | Fidelity Advisor Equity Growth Fund-Class A
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
11.30 Fidelity Advisor Equity Growth Fund - AMCIZ PRO-07 | Fidelity Advisor® Equity Growth Fund | Fidelity Advisor Equity Growth Fund-Class M
Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
11.30 Fidelity Advisor Equity Growth Fund - AMCIZ PRO-07 | Fidelity Advisor® Equity Growth Fund | Fidelity Advisor Equity Growth Fund-Class C
On Class C shares redeemed less than one year after purchase.